SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details)	Dec. 31, 2025
Electronic equipment
Property and equipment, net
Property, plant and equipment, useful life	4 years
Office furniture
Property and equipment, net
Property, plant and equipment, useful life	5 years